Expense Example {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-16 - Fidelity® Stock Selector Large Cap Value Fund	Apr. 01, 2022 USD ($)
Fidelity Stock Selector Large Cap Value Fund-Class A
Expense Example:
1 year	$ 677
3 years	893
5 years	1,126
10 years	1,795
Fidelity Stock Selector Large Cap Value Fund-Class M
Expense Example:
1 year	480
3 years	754
5 years	1,048
10 years	1,885
Fidelity Stock Selector Large Cap Value Fund-Class C
Expense Example:
1 year	291
3 years	591
5 years	1,016
10 years	1,987
Fidelity Stock Selector Large Cap Value Fund - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Fidelity Stock Selector Large Cap Value Fund-Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810